Commitments and Contingencies - Narrative (Details) - USD ($)					12 Months Ended
	Aug. 02, 2023	Feb. 13, 2023	Jan. 18, 2023	Sep. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Aug. 17, 2023	Jun. 27, 2023
Loss Contingencies [Line Items]
Renewal option term				2 years
Rent abatement term				2 months
Initial monthly rent				$ 8,067
Annual rent increase percentage				3.00%
Lease expense					$ 97,986	$ 90,701
Lessee, Operating Lease, Term of Contract								36 months
Other interest expense					3,100	$ 0
Loss Contingency, Net Cash Received To Cover Legal Expenses					$ 5,000,000
Wendy Cunning Vs Skye Bioscience, Inc
Loss Contingencies [Line Items]
Total compensatory damages	$ 1,200,008
Estimate for legal contingency		$ 0.0538
Loss Contingency, Appeal Bond							$ 9,080,202
Other interest expense		$ 234,750
Loss Contingency, Interest Rate On Damages		4.87%
Wendy Cunning Vs Skye Bioscience, Inc | Economic Damages
Loss Contingencies [Line Items]
Total compensatory damages			$ 512,500
Wendy Cunning Vs Skye Bioscience, Inc | Non-Economic Damages
Loss Contingencies [Line Items]
Total compensatory damages			840,960
Wendy Cunning Vs Skye Bioscience, Inc | Punitive Damages
Loss Contingencies [Line Items]
Total compensatory damages			$ 3,500,000
Loss Contingency Accrual, Period Increase (Decrease)	$ 151,842
Wendy Cunning Vs Skye Bioscience, Inc | Legal Fees
Loss Contingencies [Line Items]
Estimate for legal contingency		$ 6,053,468